Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Prepayments And Other Current Assets
Deposit	$ 3,482	$ 3,681
Prepaid event costs	2,784,295
Prepaid investment	825,834
Prepaid software development fees	436,142
Prepaid expenses	71,112	17,579
Total	$ 4,120,865	$ 21,260